Related Party Transactions - A1 Convertible Notes (Details) $ in Millions			1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 15, 2021 USD ($) item	Dec. 08, 2021 USD ($) item	Jul. 21, 2023 USD ($)	Jul. 21, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Jul. 01, 2022 USD ($)	Jun. 03, 2022 USD ($)	Apr. 14, 2022 USD ($)	Mar. 09, 2022 USD ($)	Feb. 18, 2022 USD ($)
Related Party Transactions
Estimated fair value of convertible notes					$ 86.4				$ 131.3	$ 86.4
Alphaeon 1 LLC (A1) | A1 Purchase Agreement
Related Party Transactions
Aggregate principal amount					25.0					25.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | 2021 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount					$ 10.0					10.0
Percentage of discount rate if number of days between execution date and conversion date are between zero and 90					10.00%
Percentage of discount rate if number of days between execution date and conversion date are between 91 and 180					15.00%
Percentage of discount rate if number of days between execution date and conversion date is grated than 180 days					20.00%
Income (expense) related to change in fair value			$ 0.2			$ 0.0	$ 1.4	$ 1.6	0.6	(0.2)
Principal amount outstanding					$ 10.0		10.0		10.0	10.0
Estimated fair value of convertible notes					$ 10.2				8.7	$ 10.2
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes issued on December 8, 2021
Related Party Transactions
Aggregate principal amount		$ 5.0
Number of convertible notes issued | item	2	2
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes issued on December 15, 2021
Related Party Transactions
Aggregate principal amount	$ 5.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | 2022 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount									14.5
Interest rate (as a percent)					10.00%					10.00%
Income (expense) related to change in fair value				$ 0.3		$ 0.5	$ 2.0	$ 2.3	1.0
Principal amount outstanding									14.5
Estimated fair value of convertible notes									$ 12.2
Number of additional tranches of subordinated convertible promissory notes issued | item									5
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on February 18, 2022
Related Party Transactions
Aggregate principal amount															$ 3.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on 9th March, 2022
Related Party Transactions
Aggregate principal amount														$ 3.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on April 14, 2022
Related Party Transactions
Aggregate principal amount													$ 3.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on June 3, 2022
Related Party Transactions
Aggregate principal amount												$ 3.0
Alphaeon 1 LLC (A1) | A1 Purchase Agreement | A1 Convertible Notes, Issued on July 1, 2022
Related Party Transactions
Aggregate principal amount											$ 2.5